Note 8 - Provision for Income Taxes	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Income Tax Disclosure [Text Block]

Note 8. Provision for Income Taxes

Given our historical losses from operations, income tax obligations have been limited to the minimum franchise tax assessed by the State of California. Since 2016, we have not consolidated for tax purposes with our subsidiary Clyra Medical, as our ownership interest was less than 80%. Our subsidiary BLEST is a Tennessee limited liability company and as a pass-through entity does not pay federal taxes. However, the state of Tennessee charges franchise and excise taxes for limited liability companies, and thus BLEST will incur a nominal franchise tax and will not pay an excise tax unless and until it is profitable.

Pretax loss from continuing operations is as follow (in thousands):

	2025	2024
Domestic	$(14,661)	$(3,843)
Foreign	(528)	(504)
Total	$(15,189)	$(4,347)

A reconciliation of income tax expense (benefit) computed at the statutory federal tax rates to income taxes as reflected in the financial statements is as follows (in thousands):

	2025		2024
	Amount	Rate	Amounts	Rate
Statutory U.S. federal tax rate	$(3,188)	(21.0%)	$(913)	(21.0%)

Permanent differences:
State and local income taxes, net of federal benefit	—	0.0%	—	0.0%
Stock compensation	623	4.1%	433	10%
Other	5,079	33.5	227	5.2%
Valuation Allowance	(2,514)	(16.6%)	253	5.8%
Total	$—	0.0%	$—	0.0%

As of December 31, 2025 and 2024, management was not aware of any uncertain tax positions that could have a material adverse effect on the Company’s consolidated financial statements.  There were no cash paid for taxes in  December 31, 2025 and 2024

Deferred taxes are recognized for temporary differences between the basis of assets and liabilities for financial statement and income tax purposes. The significant components of the Company’s deferred tax assets and liabilities as of December 31, 2025 and 2024 are comprised of the following (in thousands):

	2025	2024
Net operating loss carryforwards	$19,994	$22,508
Valuation allowance	(19,994)	(22,508)
Total net deferred tax assets	$—	$—

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which are comprised primarily of net operating loss carryforwards. Management has considered the Company’s history of cumulative net losses in the United States, estimated future taxable income and prudent and feasible tax planning strategies and has concluded that it is more likely than not that the Company will not realize the benefits of its U.S. federal and state deferred tax assets. Accordingly, a full valuation allowance has been established against these net deferred tax assets as of December 31, 2025 and 2024, respectively. The Company reevaluates the positive and negative evidence at each reporting period.

At December 31, 2025, the Company had utilizable federal net operating loss carry forwards of approximately $95.2 million.  The federal operating losses prior to 2005 have expired. As of December 31, 2025, the Company had federal net operating loss carryforwards of approximately $62.8 million that expire at various dates beginning in 2026 until 2037, as well as net operating loss carryforwards of approximately $32.4 million generated after 2017 that do not expire but are subject to an annual utilization limitation of 80% of taxable income.  Utilization of the U.S. federal and state net operating loss may be subject to a substantial annual limitation under Section 382 and Section 383 of the Internal Revenue Code of 1986, as amended, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of net operating loss that can be utilized annually to offset future taxable income and tax liabilities, respectively. The Company has not completed a study to assess whether a change of ownership has occurred, or whether there have been multiple ownership changes since its formation. Any limitation may result in expiration of a portion of the net operating loss carryforwards or research and development tax credit carryforwards before utilization.

The Company is subject to tax in the U.S. and files income tax returns in the U.S. Federal jurisdiction and several states and local jurisdictions where the Company has determined it has tax nexus. The Company is subject to U.S. Federal, state and local income tax examinations by tax authorities for periods after 2021. The Company currently is not under examination by any tax authority.